SCHEDULE OF RELATED PARTIES (Details) - USD ($)	3 Months Ended		6 Months Ended			12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Sep. 30, 2020
Related Party Transaction [Line Items]
Amount due from related parties	$ 5,599		$ 5,599		$ 2,217	$ 3,235	$ 2,217
Amount due to a Related Party					3,952	455	3,952
Revenue		$ 13,654		$ 13,654	429,362	18,060	1,290,131
Other income	1,458		$ 2,929			$ 2,881
Accounts receivable - related party					520,786		$ 520,786
SEA [Member]
Related Party Transaction [Line Items]
Nature							Sales of products
Agape ATP (Asia) Limited [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia			Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia	Mr. How Kok Choong, the CEO and director of the Company is also the sole shareholder and director of AATP Asia
Nature			Expenses paid for AATP Asia			Expenses paid for AATP Asia	Expenses paid for AATP Asia
Amount due from related parties	2,224		$ 2,224		2,217	$ 2,227	$ 2,217
Hostastay Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay			Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay
Nature			Sublease rent due from Hostastay			Sublease rent due from Hostastay	Sublease rent due from Hostastay
Amount due from related parties	3,375		$ 3,375			$ 996
T H Three Technology Sdn Bhd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology			Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology	Mr. How Kok Choong, the CEO and director of the Company is also the director of TH3 Technology
Nature			Expenses paid for TH3 Technology			Expenses paid for TH3 Technology	Expenses paid for TH3 Technology
Amount due from related parties						$ 12
Agape Superior Living Pty Ltd [Member]
Related Party Transaction [Line Items]
Relationship			Mr. How Kok Choong, the CEO and director of the Company			Mr. How Kok Choong, the CEO and director of the Company	Mr. How Kok Choong, the CEO and director of the Company
Nature			ATP Printing label fees			ATP Printing label fees	ATP Printing Label fees
Amount due to a Related Party						$ 455
Agape Superior Living Pty Ltd ASLPL [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL		Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL	Mr. How Kok Choong, the CEO and director of the Company is a 51% shareholder and a director of ASLPL
Nature	Sale of products	Sale of products	Sale of products	Sale of products		Sales of products	Sales of products
Revenue		$ 13,654		$ 13,654		$ 18,060	$ 21,461
Hostastay Sdn Bhd One [Member]
Related Party Transaction [Line Items]
Relationship	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay		Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay	Mr. How Kok Choong, the CEO and director of the Company is also the director of Hostastay
Nature	Sublease rental income due from Hostastay	Sublease rental income due from Hostastay	Sublease rental income due from Hostastay	Sublease rental income due from Hostastay		Sublease rental income due from Hostastay	Sublease rental income due from Hostastay
Other income	$ 1,458		$ 2,929			$ 2,881
SEA [Member]
Related Party Transaction [Line Items]
Relationship						VIE of ASL, Mr. How Kok Choong, the CEO and director of the Company is the sole shareholder and director of SEA	VIE of ASL, Mr. How Kok Choong, the CEO and director of the Company is the sole shareholder and director of SEA
Nature						Sales of products	Sales of products
Revenue					429,362		$ 1,268,670
Accounts receivable - related party					520,786		$ 520,786
Mr. How Kok Choong [Member]
Related Party Transaction [Line Items]
Relationship						CEO and director of the Company	CEO and director of the Company
Nature						Acquisition payment of ASL and expenses paid for the Company	Acquisition payment of ASL and expenses paid for the Company
Amount due to a Related Party					$ 3,952		$ 3,952